Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the provision for income taxes
Income tax expense at statutory rate	$ 50,575	$ 51,536
Permanent differences	11,762	4,641
Changes in enacted tax rates	(21,355)
Change in valuation allowance	(40,982)	(56,177)
Provision for income taxes